Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 21,410	$ 20,024
Short-term deposits	116,632	128,363
Trade accounts receivable	16,057	11,514
Prepaid expenses and other current assets	4,376	4,793
Inventories	19,017	23,816
TOTAL CURRENT ASSETS	177,492	188,510
LONG-TERM ASSETS:
Property and equipment, net	3,076	2,790
Operating lease right-of-use assets	3,274	3,824
Other assets	494	535
TOTAL LONG-TERM ASSETS	6,844	7,149
TOTAL ASSETS	184,336	195,659
CURRENT LIABILITIES:
Trade accounts payable	3,896	10,651
Accrued compensation	5,198	6,206
Current maturities of operating leases liabilities	1,857	1,811
Other current liabilities	5,775	6,121
TOTAL CURRENT LIABILITIES	16,726	24,789
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 1,006,250 shares authorized, issued and outstanding as of June 30, 2023, and December 31, 2022	222	1,751
Non-current operating leases liabilities	989	1,624
Other long-term liabilities	122	54
TOTAL LONG-TERM LIABILITIES	1,333	3,429
TOTAL LIABILITIES	18,059	28,218
COMMITMENTS AND CONTINGENT LIABILITIES (note 5)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of June 30, 2023, and December 31, 2022; 101,843,066, and 98,876,266 (excluding 1,006,250 ordinary shares subject to forfeiture) shares issued and outstanding as of June 30, 2023, and December 31, 2022, respectively	49	49
Additional paid-in capital	333,862	325,067
Accumulated deficit	(167,634)	(157,675)
TOTAL SHAREHOLDERS’ EQUITY	166,277	167,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 184,336	$ 195,659